CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 3,165	$ 2,930	$ 4,320
Investments in trading securities		0	588,945
Total Current Assets	3,165	2,930	593,265
Property and Equipment, net	515	2,507	10,020
Total Assets	3,680	5,437	603,285
Current liabilities
Accounts payable and accrued expenses	145,954	145,630	139,979
Accounts payable and accrued expenses to related party		1,208,740	830,790
Margin loan - Brokerage account		0	263,151
Notes payable to related parties		9,500	3,912
Convertible notes payable to related parties, net of debt discount	30,900	19,028	18,428
Accounts payable and accrued expenses to related party	1,204,830	1,208,740
Current portion of long-term debt		2,870	18,169
Notes payable to related parties	38,800	9,500
Total Liabilities	1,421,789	1,385,768	1,274,429
Non-Current liabilities
Long-term debt		0	2,414
Total Liabilities	1,421,789	1,385,768	1,276,843
Note payable short-term debt	1,305	2,870
Stockholders' deficit
Preferred Stock, value	0	0	0
Common Stock, 450,000,000 authorized at $0.001 par value; and 13,385,047 and 13,318,642 shares issued and outstanding at December 31, 2022 and 2021	13,384	13,384	13,318
Additional paid-in capital	12,763,126	12,763,126	12,729,990
Accumulated deficit	(14,194,620)	(14,156,842)	(13,416,867)
Total stockholders' deficit	(1,418,109)	(1,380,331)	(673,558)
Total liabilities and stockholders' deficit	3,680	5,437	603,285
Series A Convertible Preferred Stock [Member]
Stockholders' deficit
Preferred Stock, value	$ 1	$ 1	$ 1